Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2013	Oct. 02, 2012	Oct. 01, 2013	Oct. 02, 2012	Jan. 01, 2013	Jan. 03, 2012	Dec. 28, 2010
Revenue:
Restaurant revenue	$ 87,864	$ 76,306	$ 256,744	$ 220,261	$ 297,264	$ 253,467	$ 218,560
Franchising royalties and fees	1,072	793	2,711	2,220	3,146	2,599	2,272
Total revenue	88,936	77,099	259,455	222,481	300,410	256,066	220,832
Restaurant operating costs (exclusive of depreciation and amortization shown separately below):
Cost of sales	23,127	20,246	67,524	58,423	78,997	66,419	56,869
Labor	26,345	23,065	77,464	66,002	89,435	75,472	64,942
Occupancy	8,870	7,468	25,824	21,669	29,323	25,208	21,650
Other restaurant operating costs	11,315	9,488	32,962	27,449	36,380	32,031	27,403
General and administrative	6,939	7,464	27,808	21,426	29,081	26,463	27,302
Depreciation and amortization	5,238	4,334	15,074	12,165	16,719	14,501	13,932
Pre-opening	1,183	829	2,873	2,000	3,145	2,327	2,088
Asset disposals, closure costs and restaurant impairments	339	201	837	663	1,278	1,629	2,815
Total costs and expenses	83,356	73,095	250,366	209,797	284,358	244,050	217,001
Income from operations	5,580	4,004	9,089	12,684	16,052	12,016	3,831
Debt extinguishment expense	0	2,646	0	2,646	2,646	275	0
Interest expense	132	1,118	2,199	3,894	5,028	6,132	1,819
Income before income taxes	5,448	240	6,890	6,144	8,378	5,609	2,012
Provision for income taxes	2,183	107	2,633	2,540	3,215	1,780	(366)
Net income	$ 3,265	$ 133	$ 4,257	$ 3,604	$ 5,163	$ 3,829	$ 2,378
Earnings per share of Class A and Class B common stock, combined:
Basic (USD per share)	$ 0.11	$ 0.01	$ 0.17	$ 0.16	$ 0.22	$ 0.16	$ 0.10
Diluted (USD per share)	$ 0.11	$ 0.01	$ 0.16	$ 0.16	$ 0.22	$ 0.16	$ 0.09
Weighted average shares of Class A and Class B common stock outstanding, combined:
Basic (in shares)	29,399,650	23,238,984	25,382,805	23,238,984	23,238,984	23,237,698	24,386,059
Diluted (in shares)	31,063,213	23,388,729	26,528,004	23,250,745	23,265,542	23,237,698	25,226,989